Investment in an Associate - Additional Information (Details) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Feb. 28, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Significant Investments In Associates [Line Items]
Impairment losses (note 25)		$ 12,366,000	$ 149,952,000
Pro Thera Biologics Inc
Disclosure Of Significant Investments In Associates [Line Items]
Outstanding common shares	15.20%		15.20%		15.20%
Historical cost of the investment in an associate	$ 1,204,000		$ 1,204,000
Percentage of interest earning on convertible debt	8.00%		8.00%		8.00%
Convertible debt maturity date		Jan. 03, 2020
Impairment losses (note 25)	$ 1,182,000	$ 1,182,000
Fair value of financial asset	0		$ 0	$ 0
Pro Thera Biologics Inc | Convertible Debt
Disclosure Of Significant Investments In Associates [Line Items]
Cost of investment	$ 1,181,000		$ 1,181,000		$ 866,000